Related Party Transactions (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Jan. 05, 2016	Sep. 30, 2017	Dec. 25, 2015	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Loans to related party					$ 1,073,961	$ 3,503,190	$ 971,575
Repaid loans to related party					1,767,391	3,310,849	56
Due from related parties					361,961	35,842
Sales to related parties					576,520
Description of lease agreement			The Company entered into a lease agreement with Rongfeng Cui, to lease a 406.97 square meters office located at Room 1902 - 1903, Financial Square, 215 Zhuhai East Road, Jiaonan District, Qingdao City, China. The lease starts from January 1, 2016 with a term of two years. The lease payment is RMB180,000 (approximately $27,100) for the year ended December 31, 2016 and RMB190,800 (approximately $28,200) for the year ended December 31, 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB190,800 (approximately $28,200) for the year ended December 31, 2018, RMB202,248 (approximately $29,900) for the year ended December 31, 2019 and RMB214,383 (approximately $31,700) for the year ended December 31, 2020.
Operating expenses					8,029,708	5,924,198	3,345,769
Cost of revenues					20,283,321	17,368,249	12,289,773
Rongfeng Cui [Member]
Related Party Transactions (Textual)
Loans to related party					1,109,960	443,871	951,906
Repaid loans to related party					1,092,138	1,203,819	0
Due from related parties					$ 32,678
Related party transaction, description					During the years ended December 31, 2017 and 2016, Rongfeng Cui collected overseas sales receivables on behalf of the Company in the amount of $194,062 and $113,774, among which $3,506 and $0 was transferred to the Company, respectively. During the year ended December 31, 2017 and 2016, due from Rongfeng Cui was settled with payables to Rongfeng Cui in the amount of $72,685, and $113,774, respectively. In addition, the Company, Rongfeng Cui and Yanjuan Wang agreed to settle the balance due from Rongfeng Cui with payables to Yanjuan Wang in the amount of $86,405.
Payment expenses on behalf in amount					$ 59,790	41,859
Description of lease agreement			The Company entered into a lease agreement with Rongfeng Cui, to lease a 133.19 square meters office located at Room 07E, Floor 7, Block B, Shilibao Jia #3, Chaoyang District, Beijing City, China. The lease starts from January 1, 2016 with a term of two years. The lease payment is RMB144,000 (approximately $23,100) per annum for the years ended December 31, 2016 and 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB190,000 (approximately $28,100) for the year ended December 31, 2018, RMB201,400 (approximately $29,800) for the year ended December 31, 2019 and RMB213,484 (approximately $31,600) for the year ended December 31, 2020.	The Company entered into a lease agreement with Rongfeng Cui, to lease a 136.8 square meters office space, located at Room 722, Block B, World Trade Center, Hongkong Zhong Road, Shinan District, Qingdao City, Shandong Province, China. The lease starts from January 1, 2015 with a term of three years. The lease payment is RMB12,000 (approximately $1,900) for the year ended December 31, 2015, RMB12,720 (approximately $1,900) for the year ended December 31, 2016 and RMB13,483 (approximately $2,000) for the year ended December 31, 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB66,000 (approximately $9,800) for the year ended December 31, 2018, RMB69,960 (approximately $10,400) for the year ended December 31, 2019 and RMB74,158 (approximately $11,000) for the year ended December 31, 2020.
Rongbing Cui [Member]
Related Party Transactions (Textual)
Description of lease agreement	The Company entered into a lease agreement with Rongbing Cui, the CFO of the Company, to lease a 406.97 square meters office located at Room 1809, Financial Square, 215 Zhuhai East Road, Huangdao District, Qingdao City, China. The lease starts from January 1, 2016 with a term of three years. The lease payment is RMB140,000 (approximately $21,000) per annum.
Yanjuan Wang [Member]
Related Party Transactions (Textual)
Repaid loans to related party					594,939	1,752,220
Due from related parties					0	2,694,566
Runrang Cui [Member]
Related Party Transactions (Textual)
Description of lease agreement				The Company entered into a lease agreement with Runrang Cui, CEO's father, to lease a 2,000 square meters factory, located at Big Cuijiazhuang Village, Zhangjialou Town, Huangdao District, Qingdao City, Shandong Province, China. The lease starts from January 1, 2015 with a term of three years. The lease payment is RMB36,000 (approximately $5,800) for the year ended December 31, 2015, RMB38,160 (approximately $5,700) for the year ended December 31, 2016 and RMB40,450 (approximately $6,000) for the year ended December 31, 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB160,000 (approximately $23,700) for the year ended December 31, 2018, RMB169,600 (approximately $25,100) for the year ended December 31, 2019 and RMB179,776 (approximately $26,600) for the year ended December 31, 2020.
Tide [Member]
Related Party Transactions (Textual)
Loans to related party					44	246,598	6,422
Repaid loans to related party					0	252,847	0
Due from related parties					46
Like [Member]
Related Party Transactions (Textual)
Due from related parties							1,412,790
Consignment processing cost						490,388
Payment expenses on behalf in amount						0
Sales to related parties					506,495
Corresponding cost					399,177
Accounts payable to related parties					11,233
Advance from customer					7,520
Saike [Member]
Related Party Transactions (Textual)
Description of lease agreement		The Company signed a lease agreement with Saike to lease a 2,793.05 square meters plant located at 201 Shiqian Village, Ducun Town, Jiaozhou City, Shandong Province, China. The lease starts from September 11, 2017 to September 10, 2027. The annual rent is RMB120,000 (approximately $18,000) throughout the lease term.
Kangkang Family [Member]
Related Party Transactions (Textual)
Due from related parties							$ 658,233
Purchased raw materials from related party					30,191	13,818
Purchased raw materials from related party balance					31,354	0
Finished goods purchased from related parties
TDH Group BVBA [Member]
Related Party Transactions (Textual)
Loans to related party					444
Repaid loans to related party					852	98,801
Due from related parties					$ 329,237	35,842
Related party transaction, description					During the year ended December 31, 2017 and 2016, TDH Group BVBA collected overseas sales receivables on behalf of the Company in the amount of $280,602 and $130,364, among which $852 and $94,552 was transferred back to the Company, respectively. In April 2018, TDH Group BVBA transferred additional $236,742 to the Company.
Qingdao Yinhe Jiutian Information Technology Co., Ltd. ("Yinhe Jiutian") [Member]
Related Party Transactions (Textual)
Accounts payable to related parties					$ 120,020	111,139
Purchased financial application software					5,059	138,943
Zhenyu [Member]
Related Party Transactions (Textual)
Purchased raw materials from related party balance					924
Finished goods purchased from related parties					163,127
Cost of revenues					43,762
Beijing Quanmin Chongai Information Technology Co., Ltd. ("Quanmin Chongai") [Member]
Related Party Transactions (Textual)
Loans to related party					272
Kangkang Family Farm [Member]
Related Party Transactions (Textual)
Finished goods purchased from related parties					$ 740	$ 6,616